Leases	12 Months Ended
Dec. 31, 2022
Leases
Leases

B4. Leases

The Group leases land and buildings, vehicles and other equipment. The lease durations vary from lease to lease according to the asset leased and local practices. Some of the Group’s leases have extension and termination options attached to them. Lease extension options and lease termination options are only included in the calculation of the lease liability if there is reasonable certainty that they will be exercised. Judgement is required to determine the level of certainty.

The value of leases to which the Group is committed but have not yet commenced is not material.

A breakdown of the right-of-use (ROU) assets is shown below:

	Land and		Other
	buildings	Vehicles	equipment	Total
	£m	£m	£m	£m
Net book value
At 1 January 2021	96	120	2	218
Exchange differences	(2)	(1)	—	(3)
Additions	33	56	2	91
Disposals	(1)	(1)	—	(2)
Acquisition of companies and businesses[1]	5	3	—	8
Depreciation charge	(37)	(39)	(2)	(78)
Reclassification to property, plant and equipment[2]	—	(6)	—	(6)
At 31 December 2021	94	132	2	228

At 1 January 2022	94	132	2	228
Exchange differences	—	3	—	3
Additions	69	69	—	138
Acquisition of companies and businesses[1]	79	120	—	199
Impairment charge[3]	(17)	—	—	(17)
Depreciation charge	(43)	(45)	(1)	(89)
Reclassification to property, plant and equipment[2]	—	(8)	—	(8)
At 31 December 2022	182	271	1	454
1.	Includes current-year acquisitions of £200m (2021: £2m) as well as adjustments to prior-year acquisitions within the measurement period.
2.	Certain leased assets become owned assets at the end of their lease period and are therefore reclassified to property, plant and equipment (Note B3).
3.	Impairment relates to closure of surplus property in the US. The recoverable amount of the impaired ROU assets is £25m based on value-in-use calculation and a 6% discount rate.

Analysis of the Group’s lease liabilities is shown below:

	2022	2021
	£m	£m
At 1 January	217	215
Exchange differences	(1)	(4)
Lease payments	(114)	(94)
Interest	10	6
Additions	140	89
Acquisition of companies and businesses	215	5
At 31 December	467	217
Analysed as follows:
Non-current	332	139
Current	135	78
Total	467	217

Lease liabilities analysed by currency:

	2022	2021
	£m	£m
Pound sterling	34	33
Euro	61	57
US dollar	314	89
Other currencies	58	38
At 31 December	467	217

Lease liabilities are payable as follows:

	2022	2021
	£m	£m
Less than one year	144	80
Between one and five years	277	138
More than five years	82	13
Future minimum payments	503	231
Effect of discounting	(36)	(14)
Carrying value	467	217

Other lease costs not already described are set out below:

	2022	2021
	£m	£m
Expenses relating to short-term leases	13	12
Expenses relating to leases of low-value assets	8	6
Expenses relating to variable lease payments	—	1
At 31 December	21	19

The Group has no material arrangements where it acts as a lessor.